Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of derivative financial instruments [text block] [Abstract]
Summary of financial assets and liabilities by category
	2020	2021
Financial assets according to the statement of financial position
Loans and accounts receivable at amortized cost:
- Cash and cash equivalents	900,168	957,178
- Trade accounts receivable and other accounts receivable (excluding non-financial assets)	1,092,763	974,196
- Financial assets related to concession agreements	775,677	814,293
- Accounts receivable from related parties	647,409	664,714
	3,416,017	3,410,381

	2020	2021
Financial liabilities according to the statement of financial position
Other financial liabilities at amortized cost:
- Other financial liabilities	773,203	509,557
- Finance leases	52,391	9,836
- Lease liability for right-of-use asset	72,726	60,507
- Bonds	932,759	1,260,922
- Trade and other accounts payable(excluding non-financial liabilities)	1,403,074	1,178,830
- Accounts payable to related parties	80,115	101,716
	3,314,268	3,121,368

Other financial liabilities:
- Other provisions	534,207	576,194

Summary of credit quality of financial assets
	2020	2021
Cash and cash equivalents (*)
Banco de Credito del Peru S.A. (A+)	351,515	492,076
Citibank del Peru S.A. (A+)	128,100	110,232
Banco BBVA Peru S.A. (A+)	147,868	109,344
Scotiabank Peru S.A.A. (A+)	52,448	83,192
Banco Internacional del Peru S.A.A. (A+)	45,808	77,497
Banco Santander Chile (AAA)	17,174	32,835
Banco de la Nacion (A)	22,882	22,627
Banco de Bogota (BB+)	12,194	13,950
Banco Santander Perú S.A. (A+)	54,478	2,878
Banco Interamericano de Finanzas S.A. (A+)	277	2,114
Banco Pichincha S.A.A. (A)	2	2,045
Scotiabank Chile (A+)	2,114	1,566
Bancolombia S.A. (AAA)	8,516	937
Banco Santander de Negocios Colombia S.A. (AAA)	18,256	139
Banco de Credito e Inversiones Chile (AAA)	8,579	112
Alianza Fiduciaria S.A. (AA+)	21,247	51
Other	5,374	2,426
	896,832	954,020

Summary of credit quality of customers
	2020	2021
Trade accounts receivable (Note 10)
Counterparties with no external risk rating
A	40,034	28,156
B	1,218,497	1,234,437
C	118,276	10,993
	1,376,807	1,273,586
Receivable from related parties and joint operators (Note 12)
B	647,409	664,714